Supplement dated December 4, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Equity Fund	3/1/2014
Effective on or about January 15, 2015 (the Effective Date), the Fund's name will change to Columbia Select Global Equity Fund. Accordingly, on the Effective Date, all references in the Prospectus and in the Summary Prospectus to Columbia Global Equity Fund are deleted and replaced with Columbia Select Global Equity Fund. In addition, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus:
As of the Effective Date, the following information will be added as the second paragraph under the section of the Fund's Summary entitled "Principal Investment Strategies":
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Risks" is hereby revised to include the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.